Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
NOL carryforwards	$ 14,730	$ 15,756
UK NOL carryforwards	552	534
Allowance for doubtful accounts	92	97
Compensation and vacation accrual	57	58
Operating accruals	6	285
Research and experimentation, AMT and foreign tax credits	126	126
Texas margin tax credit	106	120
Lease liabilities	854
Other	846	850
Total gross deferred tax assets	17,369	17,826
Valuation allowance	(16,218)	(17,149)
Net deferred tax assets	1,151	677
Capitalized software	497	523
Right of use assets	544
Fixed assets and intangibles	45	86
Foreign	47	45
Total gross deferred liabilities	1,133	654
Net deferred taxes	$ 18	$ 23